Securities - Summary of Allowance for Credit Losses measured at FVOCI and Amortized Cost (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Disclosure of financial assets [line items]
Balance at beginning of year	$ 4,739
Balance at end of year	4,736	$ 4,739	$ 4,376
Debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Balance at beginning of year	23
Balance at end of year	22	23	20
Debt securities measured at FVOCI and amortized cost [member]
Disclosure of financial assets [line items]
Balance at beginning of year	75	63	36
Provision for (reversal of) credit losses	(1)	11	(1)
Foreign exchange and other	(2)	1	2
Balance at end of year	72	75	37
Debt securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Balance at beginning of year	52
Balance at end of year	50	52	17
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	3
Balance at end of year	3	3	2
Stage 1 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	6	6	7
Provision for (reversal of) credit losses		1
Foreign exchange and other		(1)
Balance at end of year	6	6	7
Stage 1 [member] | Debt securities measured at amortized cost [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	3
Balance at end of year	3	3	5
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	20
Balance at end of year	19	20	18
Stage 2 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments performing [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	20	20	17
Provision for (reversal of) credit losses		(1)
Foreign exchange and other	(1)	1	1
Balance at end of year	19	20	18
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	989
Balance at end of year	972	989	912
Stage 3 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	49	37	12
Provision for (reversal of) credit losses	(1)	11	(1)
Foreign exchange and other	(1)	1	1
Balance at end of year	47	49	12
Stage 3 [member] | Debt securities measured at amortized cost [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	49
Balance at end of year	$ 47	$ 49	$ 12